Pension Plans and Other Postretirement Benefits	12 Months Ended
Sep. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
Pension Plans and Other Postretirement Benefits

The Company has several defined benefit pension plans covering substantially all of its employees in the U.S. and certain employees in other countries. The plans provide retirement benefits based, in certain circumstances, on years of service and on earnings.
In November 2012, which is the first fiscal quarter of 2013, the Company approved and communicated changes to its U.S. pension plan, which is the most significant of the Company's pension obligations. Effective January 1, 2014, the pension benefit earned to date by active participants under the legacy Energizer U.S. pension plan will be frozen and future service benefits will no longer be accrued under this retirement program. It is expected that the Company will provide an enhanced defined contribution benefit in conjunction with this action, but this change is expected to result in an overall reduction in the costs of retirement service benefits for U.S. colleagues. We expect to recognize a curtailment gain in pre-tax earnings of between $30 to $40 in the first fiscal quarter of 2013 as a result of this plan change. This estimate may vary from the actual curtailment gain recorded due primarily to changes in market interest rates and other factors.
The Company also sponsors or participates in a number of other non-U.S. pension arrangements, including various retirement and termination benefit plans, some of which are required by local law or coordinated with government-sponsored plans, which are not significant in the aggregate and, therefore, are not included in the information presented in the following tables.

The Company currently provides other postretirement benefits, consisting of health care and life insurance benefits for certain groups of retired employees. Certain retirees are eligible for a fixed subsidy, provided by the Company, toward their total cost of health care benefits. Retiree contributions for health care benefits are adjusted periodically to cover the entire increase in total plan costs. Cost trend rates no longer materially impact the Company’s future cost of the plan due to the fixed nature of the subsidy.

The following tables present the benefit obligation, plan assets and funded status of the plans:

	September 30,
	Pension		Postretirement
	2012	2011	2012	2011
Change in Projected Benefit Obligation
Benefit obligation at beginning of year	$1,261.5	$1,046.9	$50.5	$44.4
Service cost	26.7	28.9	0.5	0.5
Interest cost	55.8	55.9	2.3	2.7
Plan participants' contributions	0.4	1.1	5.6	5.0
Actuarial loss/(gain)	124.1	15.0	(2.9)	(7.1)
Benefits paid, net	(71.7)	(78.1)	(8.1)	(7.3)
Plan amendments	—	—	(8.9)	—
Special termination benefits	—	9.6	—	—
Net transfer primarily due to acquisition	—	177.7	—	12.5
Foreign currency exchange rate changes	0.1	4.5	0.7	(0.2)
Projected Benefit Obligation at end of year	$1,396.9	$1,261.5	$39.7	$50.5
Change in Plan Assets
Estimated fair value of plan assets at beginning of year	$815.0	$752.8	$0.7	$1.0
Net transfer primarily due to acquisition	—	72.5	—	—
Actual return on plan assets	125.9	12.3	—	—
Company contributions	63.2	52.7	2.2	2.0
Plan participants' contributions	0.4	1.1	5.6	5.0
Benefits paid	(71.7)	(78.1)	(8.1)	(7.3)
Foreign currency exchange rate changes	4.4	1.7	—	—
Estimated fair value of plan assets at end of year	$937.2	$815.0	$0.4	$0.7
Funded status at end of year	$(459.7)	$(446.5)	$(39.3)	$(49.8)

The following table presents the amounts recognized in the Consolidated Balance Sheets and Consolidated Statements of Shareholders’ Equity.

	September 30,
	Pension		Postretirement
	2012	2011	2012	2011
Amounts Recognized in the Consolidated Balance Sheets
Noncurrent assets	$3.8	$1.2	$—	$—
Current liabilities	(7.9)	(7.0)	(2.4)	(2.6)
Noncurrent liabilities	(455.6)	(440.7)	(36.9)	(47.2)
Net amount recognized	$(459.7)	$(446.5)	$(39.3)	$(49.8)
Amounts Recognized in Accumulated Other Comprehensive Loss
Net loss/(gain)	$411.4	$371.2	$(24.9)	$(24.1)
Prior service credit	(37.1)	(42.7)	(26.5)	(20.3)
Transition obligation	—	0.1	—	—
Net amount recognized, pre-tax	$374.3	$328.6	$(51.4)	$(44.4)

Changes recognized in other comprehensive income for the year ended September 30, 2012 are as follows:

	Pension	Postretirement
Changes in plan assets and benefit obligations recognized in other comprehensive loss
Prior service cost from plan recent amendment	$—	$(8.9)
Net loss arising during the year	61.1	(2.8)
Effect of exchange rates	1.4	(0.1)
Amounts recognized as a component of net periodic benefit cost
Amortization or curtailment recognition of prior service credit	5.5	2.7
Amortization or settlement recognition of net loss/gain	(22.3)	2.1
Total recognized in other comprehensive income	$45.7	$(7.0)

The Company expects to contribute $58.6 to its pension plans and $2.8 to its postretirement plans in fiscal 2013.

The Company’s expected future benefit payments are as follows:

For The Years Ending September 30,
	Pension	Postretirement
2013	$75.1	$2.8
2014	$77.2	$2.7
2015	$82.7	$2.6
2016	$84.2	$2.6
2017	$84.6	$2.4
2018 to 2022	$442.8	$10.8

The accumulated benefit obligation for defined benefit pension plans was $1,365.3 and $1,235.3 at September 30, 2012 and 2011, respectively. The following table shows pension plans with an accumulated benefit obligation in excess of plan assets at the dates indicated.

	September 30,
	2012	2011
Projected benefit obligation	$1,270.1	$1,158.9
Accumulated benefit obligation	$1,254.0	$1,146.3
Estimated fair value of plan assets	$810.0	$711.3

Pension plan assets in the U.S. plan represent 81% of assets in all of the Company’s defined benefit pension plans. Investment policy for the U.S. plan includes a mandate to diversify assets and invest in a variety of asset classes to achieve that goal. The U.S. plan's assets are currently invested in several funds representing most standard equity and debt security classes. The broad target allocations are: (a) equities, including U.S. and foreign: 61%, (b) debt securities, U.S. bonds: 38% and (c) other: 1%. Actual allocations at September 30, 2012 approximated these targets. The U.S. plan held no shares of ENR stock at September 30, 2012. Investment objectives are similar for non-U.S. pension arrangements, subject to local regulations.

The following table presents pension and postretirement expense:

	FOR THE YEARS ENDED SEPTEMBER 30,
	Pension			Postretirement
	2012	2011	2010	2012	2011	2010
Service cost	$26.7	$28.9	$32.7	$0.5	$0.5	$0.5
Interest cost	55.8	55.9	50.2	2.3	2.7	2.5
Expected return on plan assets	(63.0)	(63.3)	(62.1)	—	—	(0.1)
Amortization of unrecognized prior service cost	(5.5)	(5.6)	(6.1)	(2.6)	(2.7)	(2.7)
Amortization of unrecognized transition asset	—	0.2	0.2	—	—	—
Recognized net actuarial loss/(gain)	20.3	14.5	7.7	(2.1)	(1.3)	(1.5)
Curtailment loss recognized	—	0.9	—	—	—	—
Special termination benefits recognized	—	9.6	—	—	—	—
Settlement loss recognized	2.0	5.2	—	—	—	—
Net periodic benefit cost	$36.3	$46.3	$22.6	$(1.9)	$(0.8)	$(1.3)

Amounts expected to be amortized from accumulated other comprehensive loss into net period benefit cost during the year ending September 30, 2013, are as follows:

	Pension	Postretirement
Net actuarial (loss)/gain	$(29.7)	$2.0
Prior service credit	$5.5	$3.5

The following table presents assumptions, which reflect weighted-averages for the component plans, used in determining the above information:

	September 30,
	Pension		Postretirement
	2012	2011	2012	2011
Plan obligations:
Discount rate	3.6%	4.6%	3.9%	4.8%
Compensation increase rate	2.5%	2.7%	N/A	N/A
Net periodic benefit cost:
Discount rate	4.6%	4.7%	4.8%	5.1%
Expected long-term rate of return on plan assets	7.3%	7.3%	3.0%	3.2%
Compensation increase rate	2.7%	3.4%	N/A	N/A

The expected return on plan assets was determined based on historical and expected future returns of the various asset classes, using the target allocations described above. Specifically, the expected return on equities (U.S. and foreign combined) is 7.19%, and the expected return on debt securities (including higher-quality and lower-quality bonds) is 3.43%.

The following table sets forth the estimated fair value of the Company’s pension assets as of September 30, 2012 and 2011 segregated by level within the estimated fair value hierarchy. Refer to Note 13 of the Notes to Consolidated Financial Statements for further discussion on the estimated fair value hierarchy and estimated fair value principles.

	2012 Pension Assets
ASSETS AT ESTIMATED FAIR VALUE	Level 1	Level 2	Total
EQUITY
U.S. Equity	$259.1	$51.9	$311.0
International Equity	15.3	248.3	263.6
DEBT
U.S. Gov't	—	294.8	294.8
Other Gov't	—	8.8	8.8
Corporate	—	49.2	49.2
CASH & CASH EQUIVALENTS	1.3	—	1.3
OTHER	—	8.5	8.5
TOTAL	$275.7	$661.5	$937.2

	2011 Pension Assets
ASSETS AT ESTIMATED FAIR VALUE	Level 1	Level 2	Total
EQUITY
U.S. Equity	$168.1	$109.9	$278.0
International Equity	41.7	134.2	175.9
DEBT
U.S. Gov't	—	230.4	230.4
Other Gov't	—	29.5	29.5
Corporate	—	61.2	61.2
CASH & CASH EQUIVALENTS	8.2	22.3	30.5
OTHER	—	9.5	9.5
TOTAL	$218.0	$597.0	$815.0

In addition to the pension plan assets detailed above, the Company had $0.4 and $0.7 of postretirement assets, which were classified as Level 1 at both periods presented.

There were no Level 3 pension and other postretirement plan assets at September 30, 2012 and 2011.

Our investment objective for defined benefit retirement plan assets is to satisfy the current and future pension benefit obligations. The investment philosophy is to achieve this objective through diversification of the retirement plan assets. The goal is to earn a suitable return with an appropriate level of risk while maintaining adequate liquidity to distribute benefit payments. The diversified asset allocation includes equity positions, as well as a fixed income investments. The increased volatility associated with equities is offset with higher expected returns, while the long duration fixed income investments help dampen the volatility of the overall portfolio. Risk exposure is controlled by rebalancing the retirement plan assets back to target allocations, as needed. Investment firms managing retirement plan assets carry out investment policy within their stated guidelines. Investment performance is monitored against benchmark indices, which reflect the policy and target allocation of the retirement plan assets.